GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 23 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31,
	2021	2020	2019

	U.S. dollars in thousands
Payroll and related expenses	11,974	11,159	4,903
Share-based payments	5,732	1,855	1,415
Professional services	11,040	9,132	3,479
Medical affairs	1,600	1,052	299
Office-related expenses	1,438	1,168	585
Other	581	1,009	800
	32,365	25,375	11,481